Trading Account Profits and Losses (Tables)	12 Months Ended
Mar. 31, 2022
Trading Account Profits And Losses [Abstract]
Net Trading Gains (Losses)
Net trading gains (losses) for the fiscal years ended March 31, 2020, 2021 and 2022 were comprised of the following:

	2020	2021	2022
	(in millions)
Interest rate and other derivative contracts	¥(159,045)	¥(429,586)	¥(102,122)
Trading account securities, excluding derivatives	924,418	19,218	(722,298)
Trading account profits (losses)—net	765,373	(410,368)	(824,420)
Foreign exchange derivative contracts(1)	(434,052)	(79,559)	(44,693)
Net trading gains (losses)	¥331,321	¥(489,927)	¥(869,113)

Note:
(1)Losses on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations. Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.